FAIR VALUE MEASUREMENTS - Reconciliation of Level 3 Liabilities Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2020
Founders Advisory Fees Payable - Related Party
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 0	$ 0	$ 0
Acquired			0
Settlements		0
Change in fair value	63,309
Loss on contingent earn-out	0	0
Ending Balance	251,513	0	0
Founders Advisory Fees Payable - Related Party | Business Combination Successor Entity
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	188,204
Ending Balance		188,204
LaderaTech Contingent Earn-out
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	19,781	19,816	0
Acquired			19,816
Settlements		(3,000)
Change in fair value	0
Loss on contingent earn-out	198	2,965
Ending Balance	$ 19,979	$ 19,781	$ 19,816